Financial income (expense), net	12 Months Ended
Dec. 31, 2017
Nonoperating Income (Expense) [Abstract]
Other Nonoperating Income and Expense [Text Block]
8. Financial income (expense), net

The components of financial income (expense), net are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Interest income	$500	857	$7,568
Interest expense:
Interest expense	(28,280)	(21,990)	(14,099)
Commitment fees	(977)	(1,175)	(1,191)
Amortization of debt issuance cost and fair value of debt assumed	(828)	(2,013)	(2,480)
Total interest expense	(30,085)	(25,178)	(17,770)
Gain (loss) on derivative instruments	2,463	1,839	949
Other items, net:
Foreign exchange gain (loss)	(968)	(383)	(16)
Bank charges, fees and other	(107)	(183)	(77)
Withholding tax on interest expense and other	(2,499)	(2,767)	(2,585)
Total other items, net	(3,574)	(3,333)	(2,678)
Total financial income (expense), net	$(30,696)	(25,815)	$(11,931)

Interest income related to the demand note due from Höegh LNG until its cancellation on October 1, 2015 and the advances to the joint ventures for each of the years ended December 31, 2017, 2016 and 2015. Interest expense related to the seller’s credit note, revolving credit facility from the first utilization in August 2016, the Lampung facility, the Gallant facility from the acquisition date on October 1, 2015 and the Grace facility as of January 1, 2017. Refer to notes 14, 17 and 18.